Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	iShares MSCI Russia Capped ETF, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001492195
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2013
Prospectus Date	rr_ProspectusDate	Jul. 01, 2013